RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Jan. 02, 2016
RECENT ACCOUNTING PRONOUNCEMENTS
RECENT ACCOUNTING PRONOUNCEMENTS

NOTE 21:  RECENT ACCOUNTING PRONOUNCEMENTS

In February 2016, new accounting guidance was issued on lease transactions. The guidance was issued to increase transparency and comparability among organizations by requiring lessees to recognize assets and liabilities on the balance sheet for the rights and obligations created by leases and disclosing key information about leasing arrangements. This guidance is effective for interim and annual periods beginning on or after December 15, 2018. The Company is currently evaluating the impact of the adoption of the new accounting guidance on its financial statements.

In November 2015, new accounting guidance on the balance sheet classification of deferred taxes was issued, which eliminates the current requirement to present deferred tax liabilities and assets as current and noncurrent in a classified balance sheet. The guidance will require companies to classify all deferred tax assets and liabilities as noncurrent. This guidance is effective for interim and annual periods beginning on or after December 15, 2016. The Company will reclassify such balances as required upon adoption.

In July 2015, new accounting guidance on accounting for inventory was issued, which requires entities to measure inventory at the lower of cost and net realizable value. This guidance is effective for interim and annual periods beginning on or after December 15, 2016. The Company is currently evaluating the impact of the adoption of the new accounting guidance on its financial statements.

In April 2015, new accounting guidance was issued which requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. In addition, in August 2015, new accounting guidance was issued to clarify that an entity may elect to present debt issuance costs related to a line-of-credit arrangement as an asset, regardless of whether or not there are any outstanding borrowings on the line-of-credit arrangement. This guidance is effective for interim and annual periods beginning on or after December 15, 2015. As of January 2, 2016 the carrying value of the debt issuance costs related to the Term Loan included in Other assets was $3.9 million. On January 3, 2016, the first day of the Company's 2016 fiscal year, the Company adopted the guidance and reclassified the carrying value of its debt issuance costs related to the Term Loan from an asset to a direct reduction of the liability.

In January 2015, new accounting guidance was issued which removes the concept of extraordinary items from US GAAP. Under the existing guidance, an entity is required to separately disclose extraordinary items, net of tax, in the income statement after income from continuing operations if an event or transaction is of an unusual nature and occurs infrequently. This separate presentation (and corresponding earnings per share impact) will no longer be allowed. This guidance is effective for interim and annual periods beginning on or after December 15, 2015. Early adoption is permitted. The adoption of the new guidance did not affect the Company's financial position, results of operations or cash flows.

In May 2014, new accounting guidance on the accounting for revenue recognition was issued, which requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In August 2015, this guidance was updated, which defers the effective date by one year and permits early adoption for interim and annual periods beginning on or after December 15, 2016. This guidance is effective for interim and annual periods beginning on or after December 15, 2017. The Company is continuing to evaluate the impact of the adoption of the guidance on its financial statements.